Restructuring and Related Charges, Net	12 Months Ended
Sep. 27, 2013
Restructuring Charges [Abstract]
Restructuring and Related Charges, Net
Restructuring and Related Charges, Net
In fiscal 2013, the Company launched a restructuring program designed to improve the Company’s cost structure. This program includes actions across the Company’s segments and corporate. Such actions include, among other things, reducing corporate expense, expanding the use of shared services in low-cost locations, outsourcing services where appropriate, streamlining the Company’s organizational structure, consolidating manufacturing locations, consolidating and optimizing distribution centers and expanding low-cost country sourcing. The Company expects to incur aggregate charges between $350 million and $450 million associated with these actions. These charges, which are recorded as the specific actions required to execute on these initiatives are identified and approved, are expected to be incurred through fiscal 2018. This program excludes restructuring actions associated with acquisitions.
In fiscal 2011, the Company launched a $275 million restructuring program designed to improve the Company’s cost structure. This program includes actions across all segments and corporate and excludes restructuring actions associated with acquisitions. Charges totaling approximately $50 million recorded under this program by the Company’s former Pharmaceuticals segment have been reclassified to discontinued operations. Accordingly, aggregate charges of approximately $225 million are expected to relate to the Company’s continuing operations. These charges, which are recorded as the specific actions required to execute on these initiatives are identified and approved, are expected to be incurred by the end of fiscal 2014.
In fiscal 2009, the Company launched a $200 million restructuring program which was also designed to improve the Company’s cost structure. Charges recorded under the 2009 program by the Company’s former Pharmaceuticals segment totaled approximately $40 million and have been reclassified to discontinued operations. Accordingly, aggregate charges of approximately $160 million under the 2009 are expected to relate to the Company’s continuing operations. The Company recorded charges as the specific actions required to execute on these initiatives were identified and approved. A few projects remain open under the 2009 program. This program excludes restructuring actions associated with acquisitions.
Net restructuring and related charges recognized in continuing operations, including actions associated with acquisitions, by segment are as follows:

(Dollars in Millions)	2013	2012	2011
Medical Devices	$91	$78	$112
U.S. Medical Supplies	11	3	1
Corporate	7	6	8
Restructuring and related charges, net	109	87	121
Less: accelerated depreciation	(4)	(5)	(7)
Restructuring charges, net	$105	$82	$114

Net restructuring and related charges recognized in continuing operations are comprised of the following:

(Dollars in Millions)	2013	2012	2011
Acquisition-related restructuring actions	$9	$17	$30
2013 program	23	—	—
2011 program	71	63	42
2009 and prior programs	6	7	49
Restructuring and related charges, net	109	87	121
Less: non-cash charges, including accelerated depreciation	(8)	(9)	(16)
Total charges expected to be settled in cash	$101	$78	$105

The following table summarizes cash activity for restructuring reserves related to acquisitions:

(Dollars in Millions)	Employee Severance and Benefits	Other	Total
Balance at September 24, 2010	$9	$2	$11
Charges(1)	11	20	31
Changes in estimate	(2)	(1)	(3)
Cash payments	(8)	(19)	(27)
Balance at September 30, 2011	10	2	12
Charges(2)	9	10	19
Changes in estimate	(2)	(1)	(3)
Cash payments	(6)	(4)	(10)
Other	—	1	1
Balance at September 28, 2012	11	8	19
Charges(3)	5	6	11
Changes in estimate	(1)	(1)	(2)
Cash payments	(9)	(7)	(16)
Balance at September 27, 2013	$6	$6	$12

(1)	Substantially all of the amounts included in other charges for fiscal 2011 relate to the cancellation of distributor and supplier agreements.

(2)	Substantially all of the amounts included in other charges for fiscal 2012 relate to facility closures.

(3)	Amounts included in other charges for fiscal 2013 relate to the cancellation of distributor and supplier agreements and facility closures.
The following table summarizes cash activity for restructuring reserves related to the 2013, 2011, and 2009 and prior programs, substantially all of which relates to employee severance and benefits:

(Dollars in Millions)	2013 Program	2011 Program	2009 and Prior Programs	Total
Balance at September 24, 2010	$—	$—	$66	$66
Charges	—	47	59	106
Changes in estimate	—	—	(21)	(21)
Cash payments	—	(1)	(52)	(53)
Currency translation	—	(1)	—	(1)
Balance at September 30, 2011	—	45	52	97
Charges	—	75	3	78
Changes in estimate	—	(2)	(4)	(6)
Cash payments	—	(41)	(18)	(59)
Currency translation	—	(1)	—	(1)
Balance at September 28, 2012	—	76	33	109
Charges	23	89	1	113
Changes in estimate	—	(18)	(3)	(21)
Cash payments	(1)	(76)	(6)	(83)
Currency translation	—	2	—	2
Transfer of liabilities to Mallinckrodt	—	(10)	—	(10)
Balance at September 27, 2013	$22	$63	$25	$110

During fiscal 2011, the Company reversed $22 million of restructuring reserves primarily under the 2009 program, $10 million of which resulted from the determination that one of the restructuring actions within the U.S. Medical Supplies segment was no longer cost effective.
Net restructuring and related charges, including associated asset impairments, incurred cumulative to date under the 2013, 2011 and 2009 programs are as follows:

(Dollars in Millions)	2013 Program	2011 Program	2009 Program
Medical Devices	$11	$163	$71
U.S. Medical Supplies	4	2	57
Corporate	8	11	10
Total	$23	$176	$138

In addition, net restructuring and related charges incurred cumulative to date for actions associated with acquisitions by the Company’s Medical Devices segment were $76 million.
At the end of fiscal 2013 and 2012, restructuring reserves are reported on the Company’s consolidated balance sheets as follows:

(Dollars in Millions)	2013	2012
Accrued and other current liabilities	$109	$89
Other liabilities	13	39
Restructuring reserves	$122	$128